Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Oct. 31, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Mar. 01, 2013
PowerShares Insured California Municipal Bond Portfolio | PowerShares Insured California Municipal Bond Portfolio
Risk/Return:
Trading Symbol	PWZ
PowerShares Insured New York Municipal Bond Portfolio | PowerShares Insured New York Municipal Bond Portfolio
Risk/Return:
Trading Symbol	PZT
PowerShares Insured National Municipal Bond Portfolio | PowerShares Insured National Municipal Bond Portfolio
Risk/Return:
Trading Symbol	PZA